COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended						12 Months Ended
	May 31, 2007 USD ($) sqft	May 31, 2007 ILS sqft	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 01, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2013 ILS	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2013 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2012 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2013 Product Manufacturing in Israel [Member] Minimum [Member]	Dec. 31, 2013 Product Manufacturing in Israel [Member] Maximum [Member]	Dec. 31, 2013 Product Manufacturing, Outside of Israel [Member]	Dec. 31, 2013 Lease Agreements [Member] USD ($)
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 1,297
Operating Leases, Rent Expense			5,282	5,745	5,327
Approximate Amount of Lien by Lessor															5,500
Purchase Obligation			14,357
Contractual Obligation										34,034	29,413
Accumulated Royalties			2,408	1,810
Area of Real Estate Property	145,000	145,000
Capital Lease Term	11 years	11 years
Rent and Management Fees	4,000	14,000
Letter Of Demand							1,200	4,000
Claim relating to Termination Of Employment						$ 600
Lease Agreement Expiration Period			2024						2016
Rate Of Royalties Payable As Percentage On Sales												3.00%	5.00%
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received			100.00%											300.00%
Increased Rate Of Royalties Payable As Percentage On Sales			1.00%